Discontinued operations - Summary of Credit Risk Rating Grades (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	€ 76,766	€ 155,188
Financial assets at amortised cost, class [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	65,524	141,128
Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	39	44
Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	10,445	40,624
Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets		4,850
Financial assets at amortised cost, class [member] | AA [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	8,944	14,752
Financial assets at amortised cost, class [member] | AA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	4,454	4,221
Financial assets at amortised cost, class [member] | AA [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets		216
Financial assets at amortised cost, class [member] | A [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	22,263	30,405
Financial assets at amortised cost, class [member] | A [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	3,779	3,301
Financial assets at amortised cost, class [member] | A [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets		189
Financial assets at amortised cost, class [member] | BBB [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	20,474	30,310
Financial assets at amortised cost, class [member] | BBB [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	22	23
Financial assets at amortised cost, class [member] | BBB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	671	519
Financial assets at amortised cost, class [member] | BBB [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets		1,050
Financial assets at amortised cost, class [member] | BB [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	1,480	1,944
Financial assets at amortised cost, class [member] | BB [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	8	13
Financial assets at amortised cost, class [member] | BB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	48	59
Financial assets at amortised cost, class [member] | BB [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets		44
Financial assets at amortised cost, class [member] | Grade Not Rated [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	59	31,930
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	5	31,141
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets		€ 744
Discontinued operations [member] | Financial assets at amortised cost, class [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	49,983
Discontinued operations [member] | Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	14,106
Discontinued operations [member] | Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	31,430
Discontinued operations [member] | Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	4,447
Discontinued operations [member] | Financial assets at amortised cost, class [member] | AAA [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	11,143
Discontinued operations [member] | Financial assets at amortised cost, class [member] | AAA [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	8,521
Discontinued operations [member] | Financial assets at amortised cost, class [member] | AAA [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	2,622
Discontinued operations [member] | Financial assets at amortised cost, class [member] | AA [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	2,797
Discontinued operations [member] | Financial assets at amortised cost, class [member] | AA [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	2,545
Discontinued operations [member] | Financial assets at amortised cost, class [member] | AA [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	253
Discontinued operations [member] | Financial assets at amortised cost, class [member] | A [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	1,582
Discontinued operations [member] | Financial assets at amortised cost, class [member] | A [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	1,387
Discontinued operations [member] | Financial assets at amortised cost, class [member] | A [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	195
Discontinued operations [member] | Financial assets at amortised cost, class [member] | BBB [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	2,653
Discontinued operations [member] | Financial assets at amortised cost, class [member] | BBB [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	1,628
Discontinued operations [member] | Financial assets at amortised cost, class [member] | BBB [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	1,025
Discontinued operations [member] | Financial assets at amortised cost, class [member] | BB [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	29
Discontinued operations [member] | Financial assets at amortised cost, class [member] | BB [member] | Shares - Carried at fair value [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	26
Discontinued operations [member] | Financial assets at amortised cost, class [member] | BB [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	3
Discontinued operations [member] | Financial assets at amortised cost, class [member] | Grade Not Rated [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	31,779
Discontinued operations [member] | Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	31,430
Discontinued operations [member] | Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information About Credit Risk Rating Grades of Financial Assets Discontinued Operations [Line Items]
Financial assets	€ 349